Accrued Liabilities (Details Narrative) (10-K) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued liabilities	$ 33,972	$ 29,614	$ 5,250